IMPAIRMENT OF ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
IMPAIRMENT OF ASSETS
IMPAIRMENT OF ASSETS [Text Block]

10. IMPAIRMENT OF ASSETS

Goodwill

The Company tests its goodwill for impairment as part of its annual fourth quarter impairment test, and at interim periods when impairment indicators exist. The Company's goodwill is assigned to the reporting units associated with the original acquisition of those operations. At June 30, 2023, the Company determined that indicators were present for its JustCBD and FGH reporting units due to the Company's declining share price, the declining share price of comparable public companies and challenging economic factors making it difficult to access capital.

As such, the Company tested the JustCBD reporting unit for impairment as at June 30, 2023 and determined that the carrying value of the reporting unit's assets exceeded the recoverable amount, resulting in goodwill impairment of $19.6 million recorded in the first half of fiscal 2023 within the Company's house of brands segment. The impairment is recorded in the asset impairment caption on the unaudited condensed interim consolidated statements of loss and comprehensive loss. The reporting unit's fair value was determined based on an income approach discounted cash flow model of $7.8 million. The income approach used a discount rate of 32%, operating margins from 3% to 9%, working capital requirements of 10% revenue, and a terminal period growth rate of 3%. The revenue growth rates start at 17% in 2023 and drop down to 3% in 2024 and thereafter.

Likewise, the Company tested the FGH reporting unit for impairment as at June 30, 2023 and determined that the carrying value of the reporting unit's assets exceeded the recoverable amount, resulting in goodwill impairment of $3.7 million recorded in the first half of fiscal 2023 within the Company's commercial and wholesale segment. The impairment is recorded in the asset impairment caption on the unaudited condensed interim consolidated statements of loss and comprehensive loss. The reporting unit's fair value was determined based on an income approach discounted cash flow model of $2.3 million. The income approach used a discount rate of 17%, operating margins of about 2%, working capital requirements of 6% revenue, and a terminal period growth rate of 2%. The revenue growth rates start at 5% in 2023 and trend down to 2% in 2028 and thereafter.

Long-lived assets

For asset groups that had indicators of impairment, the Company performed a quantitative analysis as of June 30, 2023 to determine if impairment existed by comparing the carrying amount of each asset to the future undiscounted cash flows the asset is expected to generate over their remaining lives. This analysis indicated that certain asset values may not be recoverable. The Company then calculated the fair value of these assets using an income approach. As a result, the Company recorded an impairment of property, plant and equipment, operating lease right of use assets, customer relationships, trademarks, patents and non-compete agreements within its Vessel asset group within the house of brands segment totaling $6.6 million. Likewise, the Company recorded an impairment of supplier relationships, customer relationships and licenses within its FGH asset group within the commercial and wholesale segment totaling $3.7 million. Finally, the Company recorded an impairment of customer relationships, trademarks and patents within its JustCBD asset group within the house of brands segment totaling $0.4 million. These charges were recorded in the asset impairment caption on the unaudited condensed interim consolidated statements of loss and comprehensive loss.

11. IMPAIRMENT OF ASSETS

For the year ended December 31, 2022, the Company tested its goodwill for impairment as part of its annual fourth quarter impairment test, and at interim periods when impairment indicators exist. In addition, the Company assessed its other long-lived assets for impairment due to external indicators such as a decline in the value of the Company's publicly traded common shares as well as internal indicators such as negative operating cash flows. The Company's goodwill is assigned to the reporting units associated with the original acquisition of those operations. Management determined the Company's reporting units for 2022 impairment testing are its reportable segments shown in Note 23, but with the house of brands segment broken down into separate reporting units for the Company's JustCBD, Vessel, FGH, and food and beverage product groups of assets.

The Company may consider the results of both an income approach (discounted cash flows) and market approach (guideline public companies) when determining the recoverable amount of its reporting units. For the income approach, the significant assumptions used in the calculation of the recoverable amounts of the reporting units include forecasted revenue, expenses and net cash flows, terminal period cash flows and growth rates, and the weighted average cost of capital used as the discount rate. These assumptions are considered Level 3 inputs in the fair value hierarchy. The assumptions consider historical and projected data from internal sources as well as external industry trends and expectations. For the market approach, the significant assumptions include identifying and calibrating relevant guideline public companies, and determining the financial metric to measure against. The results of the two approaches are considered, and judgment is applied in weighting each approach to determine the recoverable amount of the reporting unit.

For long-lived assets other than goodwill, which show impairment indicators are present, the Company compares its expected undiscounted future cash flows to the carrying value of the asset group. If the undiscounted future cash flows are less than the carrying value of the assets, then the fair value of the asset group is calculated using an income or market approach as discussed in the prior paragraph. The significant assumptions used in calculating the undiscounted future cash flows include determining the primary asset of the asset group which sets the length of time to project the cash flows, and the forecasted revenue, expenses and net cash flows relating to the asset group.

2022 Annual Impairment Test

The Company concluded that the carrying values of its Vessel, JustCBD and pharmaceuticals reporting units were higher than their respective estimated fair values, and a goodwill impairment loss totaling $25.5 million was recognized in the year ended December 31, 2022, with details of these impairment tests discussed below. The goodwill impairment loss was comprised of (i) $19.7 million related to the Vessel reporting unit, representing the entirety of the goodwill assigned to the Vessel reporting unit, part of the house of brands segment; (ii) $5.4 million related to the JustCBD reporting unit, part of the house of brands segment; and (iii) $0.4 million related to the pharmaceuticals reporting unit and segment. See Note 23 for discussion of the Company's segments. Certain negative trends, including slower growth rates, resulted in updated long-term financial forecasts indicating lower forecasted revenue and cash flow generation for the Vessel and pharmaceutical reporting units. No impairment was noted for the Franchise reporting unit, as the acquisition of Franchise occurred close to the end of the year and fair value calculated at the December 23, 2022 acquisition date approximates fair value as at December 31, 2022.

The Company reconciled the sum of its reporting unit recoverable amounts discussed above plus all other net assets to the Company's market capitalization of common shares as December 31, 2022. The Company's recoverable amounts at December 31, 2022 exceeded the market capitalization of its common shares by 98%. The Company believes the 98% excess is due to implied equity control premium and is within an acceptable range of values based on control premiums observed in business combinations within the cannabis and wholesale industries.

December 31, 2022 Annual Goodwill Impairment Test of Vessel

At June 30, 2022, the Company's Vessel reporting unit had external indicators of impairment primarily due to a decline in comparable public company share prices which would negatively impact the implied valuation of Vessel. As such, the Company tested the Vessel reporting unit for impairment as at June 30, 2022 and determined that the carrying value of the reporting unit's assets exceeded the recoverable amount, resulting in goodwill impairment of $16.0 million recorded in the first half of fiscal 2022. The impairment is recorded in the goodwill impairment caption on the consolidated statements of loss and comprehensive loss.

Vessel's December 31, 2022 carrying value of $11.6 million was comprised primarily of goodwill and identified intangible assets of $11.3 million and other long-lived assets of $1.0 million. The carrying value is reduced by inseparable market participant liabilities associated with the November 2021 acquisition of Vessel which includes $1.1 million of lease liability. The estimated recoverable amount of Vessel at December 31, 2022 was $7.0 million, resulting in goodwill impairment of the remaining $3.7 million as the carrying value of the reporting unit's assets exceeds the recoverable amount. The impairment is recorded in the goodwill impairment caption on the consolidated statements of loss and comprehensive loss.

The reporting unit's fair value was determined based on an income approach discounted cash flow model of $7.6 million (80% weighting) and a market approach guideline public company method of $7.0 million (20% weighting). After working capital adjustments, the resulting fair value was estimated at $7.0 million. The income approach used a discount rate of 17%, operating margins from 0% to 18%, working capital requirements of 15% revenue, and a terminal period growth rate of 3%. The revenue growth rates start at 14% in 2023 and taper down to 3% in the terminal period after 2030. The market approach considered guideline public companies similar to Vessel considering financial metrics such as historical revenue growth, gross margin and EBITDA profitability and with operations focused on consumer brands and similar sales channels. An enterprise value to latest twelve months revenue multiple of 1.0 was selected based on consideration of the enterprise value to latest twelve months multiples of the guideline companies. The multiple was applied to Vessel's revenue for the twelve months ended December 31, 2022. The impairment test valuation is considered a Level 3 method within the ASC 820 fair value hierarchy.

After the impairment recorded at December 31, 2022, Vessel's carrying value was equal to its recoverable amount. As a sensitivity assessment to the recoverable amount calculations, increasing the discount rate by 3% in the income approach model would decrease the reporting unit fair value by $1.8 million. Reducing the market approach selected revenue multiple by 0.10 from 1.00 above down to 0.90 (approximately 10% change) would result in a decrease of the reporting unit fair value of approximately $0.7 million. However, there would be no impact on the goodwill impairment amount for either of these unfavorable changes in the models as the imputed fair value of the goodwill exceeded its carrying amount by $1.1 million with the goodwill impaired to zero.

December 31, 2022 Annual Goodwill Impairment Test of JustCBD

JustCBD's December 31, 2022 carrying value of $34.4 million was comprised primarily of goodwill and identified intangible assets of $29.0 million and other long-lived assets of $2.0 million. The carrying value is reduced by inseparable market participant liabilities associated with the February 2022 acquisition of JustCBD which includes $1.2 million of lease liability. The estimated recoverable amount of JustCBD at December 31, 2022 was $29.0 million, resulting in goodwill impairment of $5.4 million as the carrying value of the reporting unit's assets exceeds the recoverable amount. The impairment is recorded in the goodwill impairment caption on the consolidated statements of loss and comprehensive loss.

The reporting unit's fair value was determined based on an income approach discounted cash flow model of $28.0 million (80% weighting) and a market approach guideline public company method of $21.9 million (20% weighting). After working capital adjustments, the resulting fair value was estimated at $29.0 million. The income approach used a discount rate of 32%, operating margins from 5% to 28%, working capital requirements of 10% revenue, and a terminal period growth rate of 3%. The revenue growth rates start at 21% in 2023 and taper down to 3% in the terminal period after 2030. The market approach considered guideline public companies similar to JustCBD considering financial metrics such as historical revenue growth, gross margin and EBITDA profitability and with operations focused on consumer brands and similar sales channels. An enterprise value to latest twelve months revenue multiple of 0.6 was given the most weight in the valuation and was selected based on consideration of the enterprise value to latest twelve months multiples of the guideline companies. The multiple was applied to JustCBD's revenue for the twelve months ended December 31, 2022. The impairment test valuation is considered a Level 3 method within the ASC 820 fair value hierarchy.

After the impairment recorded at December 31, 2022, JustCBD's carrying value was equal to its recoverable amount. Any change in the significant assumptions could result in additional impairment of its goodwill as at December 31, 2022. As a sensitivity assessment to the recoverable amount calculations, increasing the discount rate in the income approach model by 3% from 32% above up to 35% (approximately 9% change) would result in a decrease of the reporting unit fair value and additional goodwill impairment of approximately $3.5 million. Reducing the market approach selected revenue multiple by 0.1 from 0.6 above down to 0.5 (approximately 17% change) would result in a decrease of the reporting unit fair value and additional goodwill impairment of approximately $3.7 million.

December 31, 2022 Annual Goodwill Impairment Test of Pharmaceuticals

Pharmaceutical's December 31, 2022 carrying value of $2.4 million was comprised primarily of goodwill and identified intangible assets of $0.7 million and other long-lived assets of $1.6 million. The estimated recoverable amount of pharmaceuticals at December 31, 2022 was $2.0 million, resulting in impairment of the remaining $0.4 million as the carrying value of the reporting unit's assets exceeds the recoverable amount. The impairment is recorded in goodwill impairment caption on the consolidated statements of loss and comprehensive loss. The reporting unit's fair value was determined based on an income approach discounted cash flow model, with the fair value estimated at $2.0 million. The income approach used a discount rate of 25%, operating margins from 8% to 16%, working capital requirements of 30% revenue, and a terminal period growth rate of 3%. The revenue growth rates start at 11% in 2023 and taper down to 3% in the terminal period after 2028.

After the impairment recorded at December 31, 2022, Pharmaceutical's carrying value was equal to its recoverable amount. As a sensitivity assessment to the recoverable amount calculations, increasing the discount rate in the model by 3% from 25% to 28% (approximately 12% change) would decrease the value of the reporting unit by $0.3 million. However, there would be no impact on the goodwill impairment amount for this potential unfavorable change in the model as the imputed fair value of the goodwill approximated the prior goodwill balance, and the goodwill is now impaired to zero.

December 31, 2022 Other Long-Lived Asset Impairment Tests

For asset groups that had indicators of impairment, the Company performed a quantitative analysis as of December 31, 2022 to determine if impairment existed by comparing the carrying amount of each asset to the future undiscounted cash flows the asset is expected to generate over their remaining lives. This analysis indicated that certain asset values may not be recoverable. The Company then calculated the fair value of these assets using an income approach. As a result, the Company recorded an impairment of the property, plant and equipment, customer relationships and trademarks within its Colombia asset groups within the house of brands segment totaling $0.1 million and an impairment of the licenses within the corporate segment totaling $0.1 million. These charges were recorded in the other asset impairments caption on the consolidated statements of loss and comprehensive loss. The Company performed a similar analysis for its Colombian commercial and wholesale asset group property, plant and equipment as of December 31, 2022, and determined that no indicators of impairment were present.

During the fourth quarter of 2022, the Company decided to consolidate operations and looked for subtenants for two building leases that have contractual lease obligations through 2026 and 2027. These leases are recorded on the Company's statement of financial position as operating lease right of use assets. The lease assets have indicators of impairment as they are no longer used in the asset groups' operations, but the Company is actively seeking to sublease both spaces to generate income from the spaces. The Company calculated the fair value of the two leases using an income approach on the expected sublease income. The resulting fair values were compared to the operating right of use asset values at December 31, 2022, resulting in an impairment of $0.6 million. The discounted cash flow models assumed the spaces would be subleased within 2023 at 75% to 100% of the Company's cost of the leases, less upfront costs to obtain a sublease tenant. The cash flows were discounted at 8% to 9% which approximates the discount rate in the Company's right of use asset and lease liability calculations. These charges were recorded in the other asset impairments caption on the consolidated statements of loss and comprehensive loss.

2021 Annual Impairment Test

As a result of the impairment test, the Company's food and beverage reporting unit incurred a goodwill impairment of $0.1 million to write-down goodwill to zero as at December 31, 2021. The discount rate used in the analysis was 20.5%, revenue growth reflecting the Company's budget estimates and annualizing 2021 results for 2022, revenue growth of approximately 55% through 2025, and tapering down to 3% terminal period growth. Operating margin ranged from -14% in 2022 and increasing to 6% in 2024 through the terminal period and working capital requirements at 25% of revenue and tapering down to 15% of revenue by 2024 through the terminal period.

The Company's Vessel reporting unit was acquired in November 2021 as discussed in Note 9. The reporting unit's carrying value was considered for impairment as at December 31, 2021, resulting in no impairment as the recoverable amount exceeded the carrying value of the reporting unit's assets. The recoverable amount is based on fair value. The fair value of the Company's Vessel reporting unit was determined based on guideline public companies similar to Vessel considering financial metrics such as historical revenue growth, gross margin and EBITDA profitability and with operations focused on consumer brands and similar sales channels. An enterprise value to latest twelve months revenue multiple of 4.3x was selected based on consideration of the enterprise value to latest twelve months multiples of the guideline companies as well as the implied multiple the Company paid to acquire Vessel in November 2021. The multiple was applied to Vessel's revenue for the twelve months ended December 31, 2021. The impairment test valuation is considered a Level 3 method within the ASC 820 fair value hierarchy.

The Company's other reporting units were tested for impairment in the fourth quarter of 2021, but the recoverable amounts significantly exceeded the carrying values, resulting in no impairment. At the time of the test, the carrying value of goodwill for these other reporting unit's totaled $0.4 million and other long-lived assets totaled $3.1 million. The recoverable amounts were determined based on an income approach, with discount rates ranging from 20.5% to 30%, operating margins from 6% to 45%, working capital requirements ranging from 15% to 30% of revenue, and terminal period growth rates of 3%. The revenue growth rates reflected the Company's expectations for developing these businesses with growth rates beyond the development stage period of 55% in 2024 and tapering down to 3% in the terminal period after 2025. The discount rates applied include reporting unit specific risk premiums ranging from 8% to 19%.